Redeemable noncontrolling interest	12 Months Ended
Mar. 31, 2015
Redeemable noncontrolling interest

11. Redeemable noncontrolling interest

Changes in the redeemable noncontrolling interest for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Balance at beginning of year	¥—	¥14,869

Acquisition of new subsidiary	14,869	—
Comprehensive income
Net income	—	718
Other comprehensive income (loss)
Foreign currency translation adjustment, net of applicable taxes	—	2

Balance at end of year	¥14,869	¥15,589